Share Capital - Schedule of Share Capital (Details) - Paid-up Capital [Member]	6 Months Ended
	Dec. 31, 2025 MYR (RM) shares		Dec. 31, 2025 USD ($) shares
Schedule of Share Capital [Line Items]
Balance at beginning (in Dollars and Ringgits)	RM 575		$ 142
New issued shares (in Dollars and Ringgits)
Balance at ending (in Dollars and Ringgits)	RM 575		$ 142
Ordinary shares – Class A [Member]
Schedule of Share Capital [Line Items]
Balance at beginning	43,740	[1]	43,740	[1]
New issued shares		[1]		[1]
Balance at ending	43,740	[1]	43,740	[1]
Ordinary shares – Class B [Member]
Schedule of Share Capital [Line Items]
Balance at beginning	10,000	[1]	10,000	[1]
New issued shares		[1]		[1]
Balance at ending	10,000	[1]	10,000	[1]
Number of shares [Member]
Schedule of Share Capital [Line Items]
Balance at beginning	53,740		53,740
New issued shares
Balance at ending	53,740		53,740

[1]	Giving retroactive effect to the 1 to 250 reverse share split effected on April 6, 2026.